LIBERTY MASSACHUSETTS
                                 TAX-EXEMPT FUND
                                  Annual Report
                                January 31, 2003

[photo of woman smiling]

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY



              For more information about receiving your shareholder
                reports electronically, call us at 800-345-6611.
                  To sign up for eDelivery, visit us online at
                              www.libertyfunds.com.

                              LIBERTY MASSACHUSETTS
                                 TAX-EXEMPT FUND
                                  Annual Report
                                January 31, 2003

[photo of woman smiling]

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY


              To sign up for eDelivery, go to www.icsdelivery.com.

PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo


Dear Shareholder:

For a third consecutive year, the municipal bond market offered positive returns. Municipal bonds were aided by declining interest rates and by strong demand from investors who shied away from the stock market in the wake of corporate scandal, depressed profits and a foundering economy. Municipal bonds also attracted investors with tax-free income that was generally on par with income from taxable bonds. However, municipal bonds did not perform as well as US Treasuries for two reasons. First, the municipal bond market was flooded with new issues. Second, credit quality of municipal bonds generally deteriorated over the course of the year.

Although municipal bonds performed well, the environment was volatile during the year. Early in the period, municipal bond prices declined in response to concerns that a robust economic recovery could send interest rates higher. Then, prices rose when economic growth turned sluggish in the second quarter of 2002. Bond prices came down again in the final months of the reporting period when the Federal Reserve Board stepped in to lower short-term interest rates and concerns arose that the rate cut could lead to stronger economic growth.

The following report will provide you with more detailed information about the Massachusetts municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/  Joseph R. Palombo
Joseph R. Palombo
President

MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

o NOT FDIC INSURED o May Lose Value o No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
1/31/93 - 1/31/03

PERFORMANCE OF A $10,000 INVESTMENT
1/31/93 - 1/31/03 ($)

                  without      with
                   sales       sales
                  charge      charge
--------------------------------------
 Class A          18,280      17,412
--------------------------------------
 Class B          16,972      16,972
--------------------------------------
 Class C          17,836      17,836

[mountain chart data]:

              Class A shares    Class A shares   Lehman Brothers
                  without            with           Municipal
               sales charge      sales charge      Bond Index
----------------------------------------------------------------
1/1993           $10,000           $ 9,525          $10,000
                  10,350             9,858           10,362
                  10,271             9,783           10,252
                  10,363             9,871           10,356
                  10,415             9,920           10,414
                  10,584            10,082           10,588
                  10,595            10,092           10,601
                  10,793            10,280           10,822
                  10,925            10,406           10,945
                  10,949            10,429           10,966
                  10,851            10,336           10,870
                  11,052            10,527           11,099
                  11,186            10,654           11,225
                  10,934            10,415           10,935
                  10,502            10,003           10,490
                  10,568            10,066           10,579
                  10,662            10,156           10,671
                  10,603            10,099           10,606
                  10,797            10,284           10,800
                  10,820            10,307           10,838
                  10,645            10,140           10,678
                  10,397             9,903           10,488
                  10,134             9,653           10,298
                  10,419             9,924           10,525
                  10,792            10,279           10,826
                  11,094            10,567           11,141
                  11,192            10,660           11,269
                  11,215            10,682           11,283
                  11,535            10,987           11,643
                  11,350            10,811           11,541
                  11,417            10,875           11,651
                  11,575            11,025           11,799
                  11,673            11,119           11,873
                  11,908            11,342           12,045
                  12,159            11,582           12,245
                  12,333            11,747           12,363
                  12,401            11,812           12,457
                  12,252            11,670           12,372
                  12,025            11,454           12,214
                  11,969            11,400           12,180
                  11,975            11,406           12,175
                  12,106            11,531           12,307
                  12,207            11,627           12,418
                  12,197            11,618           12,416
                  12,379            11,791           12,590
                  12,530            11,935           12,732
                  12,763            12,157           12,965
                  12,690            12,087           12,910
                  12,698            12,095           12,935
                  12,820            12,211           13,054
                  12,648            12,047           12,880
                  12,769            12,163           12,988
                  12,941            12,326           13,185
                  13,096            12,474           13,326
                  13,472            12,832           13,695
                  13,328            12,694           13,566
                  13,485            12,844           13,727
                  13,575            12,930           13,815
                  13,615            12,968           13,897
                  13,836            13,179           14,100
                  13,962            13,299           14,245
                  13,950            13,287           14,249
                  13,953            13,290           14,262
                  13,886            13,226           14,198
                  14,115            13,444           14,422
                  14,188            13,514           14,478
                  14,207            13,532           14,515
                  14,441            13,755           14,740
                  14,639            13,943           14,924
                  14,588            13,895           14,924
                  14,624            13,929           14,976
                  14,665            13,968           15,014
                  14,832            14,128           15,192
                  14,700            14,002           15,125
                  14,685            13,988           15,147
                  14,721            14,021           15,184
                  14,591            13,898           15,096
                  14,366            13,684           14,879
                  14,414            13,729           14,933
                  14,245            13,569           14,813
                  14,227            13,551           14,819
                  14,039            13,372           14,659
                  14,154            13,482           14,814
                  14,059            13,391           14,703
                  13,947            13,284           14,639
                  14,160            13,487           14,808
                  14,516            13,826           15,131
                  14,420            13,735           15,042
                  14,247            13,570           14,964
                  14,664            13,968           15,360
                  14,887            14,180           15,574
                  15,149            14,429           15,814
                  15,051            14,336           15,731
                  15,255            14,531           15,903
                  15,418            14,686           16,024
                  15,994            15,234           16,419
                  16,080            15,316           16,582
                  16,160            15,393           16,635
                  16,291            15,517           16,785
                  15,934            15,178           16,603
                  16,170            15,402           16,783
                  16,319            15,544           16,895
                  16,698            15,905           17,145
                  17,035            16,226           17,428
                  16,890            16,088           17,369
                  17,149            16,334           17,576
                  16,919            16,115           17,428
                  16,738            15,943           17,262
                  16,980            16,174           17,561
                  17,247            16,428           17,772
                  16,776            15,979           17,423
                  17,191            16,374           17,763
                  17,301            16,479           17,872
                  17,498            16,667           18,061
                  17,741            16,898           18,294
                  17,982            17,128           18,514
                  18,446            17,570           18,919
                  18,040            17,184           18,605
                  17,880            17,031           18,527
                  18,409            17,535           18,918
1/2003            18,280            17,412           18,870


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table don't reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/03 (%)

Share class                                          A                          B                           C
Inception                                         4/10/87                    6/8/92                      8/1/97
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      7.59         2.47          6.79          1.79          7.11         6.11
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.53         4.51          4.75          4.42          5.06         5.06
--------------------------------------------------------------------------------------------------------------------
10-year                                     6.22         5.70          5.43          5.43          5.96         5.96
--------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02 (%)
Share class                                          A                          B                           C
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without      with
                                            sales        sales         sales         sales         sales       sales
                                           charge       charge        charge        charge        charge      charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      9.99          4.76         9.17          4.17          9.50         8.50
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.89          4.86         5.10          4.77          5.41         5.41
--------------------------------------------------------------------------------------------------------------------
10-year                                     6.42          5.91         5.64          5.64          6.16         6.16
--------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class would have been lower.

SEC YIELDS as of 1/31/03 (%)
CLASS A                            3.49
CLASS B                            2.87
CLASS C                            3.19

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.89% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
as of 1/31/03 (%)
CLASS A                            6.02
CLASS B                            4.95
CLASS C                            5.50

Taxable-equivalent SEC yields are based on the maximum effective 42.04% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

NET ASSET VALUE PER SHARE
as of 1/31/03 ($)
CLASS A                            8.06
CLASS B                            8.06
CLASS C                            8.06

DISTRIBUTIONS DECLARED PER SHARE
2/1/02 - 1/31/03 ($)
CLASS A                            0.37
CLASS B                            0.31
CLASS C                            0.34


A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended January 31, 2003, Liberty Massachusetts Tax-Exempt Fund class A shares returned 7.59% without sales charge. Fund performance was better than both its benchmark, the Lehman Brothers Municipal Bond Index, which returned 7.46%, and its peer group. The Lipper Massachusetts Municipal Debt Funds Category returned an average of 6.65% for the period.1 We believe that our strategy of emphasizing bonds in the 10- to 20-year maturity range, which has been in place over the past few years, helped the fund outperform its peer group. Interest rates declined more for these intermediate-term bonds than for bonds with longer maturities, which benefited performance because prices move in the opposite direction of interest rates.

CALL PROTECTION HELPED PERFORMANCE
As part of our strategy this period, we continued our emphasis on owning bonds with good call protection. This approach benefited the fund for two reasons. First, it effectively insulated the fund from the possibility that bond issuers would redeem, or "call," higher yielding bonds before maturity. Therefore, we were able to hold "older" higher yielding bonds for a longer period of time. Second, we were able to avoid purchasing callable bonds with premium coupons. Premium callable bonds tend to be priced as if they have a shorter duration (two to four years) than stated maturity. In an environment of declining interest rates, which characterized this reporting period, bonds with shorter duration in general tend not to perform as well as bonds with intermediate or longer duration.

Finally, over the past several years we have taken the opportunity to insure some of our positions in Massachusetts state-supported debt. That strategy helped the fund as our insured bonds held more of their value when the market began to react to concerns about a potential budget deficit.

TREASURY FUTURES HELD BACK PERFORMANCE
Our decisions to hedge against a possible Treasury market correction by selling 10-year Treasury futures and by building up a position in short-term municipal notes hurt fund performance. In retrospect, these defensive moves were premature as interest rates continued to decline longer and further than we expected. However, when interest rates rose and the bond market sold off near the end of the period, these holdings helped cushion the fund. We subsequently reduced these hedges and committed the note reserves to new purchases


--------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

in the municipal marketplace.

A CAUTIOUS OUTLOOK FOR THE YEAR AHEAD
With no significant stimulus in sight for ramping up the growth rate in the economy, we believe that interest rates could fall further in 2003, especially in the 10- to 20-year maturity range where the fund continues to focus. However, other factors could diminish the positive impact of declining interest rates. After a boom in the 1990s, a sharp decline in revenues has left many states unprepared to meet budgetary demands, and Massachusetts is no exception. The state's debt level is already high and it faces cost overruns from the "Big Dig," the Central Artery tunnel and highway project. Both factors could result in a downgrade from major rating agencies. The state managed to balance its fiscal 2003 budget with a combination of higher taxes and by tapping its "Rainy Day" reserve fund. However, the balance of the state's reserves is likely to disappear in 2004, even with proposed spending cuts, because so far the governor is holding the line against a tax increase. As a result, we remain cautious in our outlook for the Commonwealth in the year ahead.


/s/ Gary Swayze

Gary Swayze is the portfolio manager of Liberty Massachusetts Tax-Exempt Fund. He is also a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group, Inc.

---------
Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

[bar chart data]:

TOP 5 SECTORS as of 1/31/03 (%)

Water & sewer              18.7
Education                  14.5
State general obligations  12.3
Hospitals                  11.9
Refunded/escrowed           7.6

Sector weightings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sector breakdowns in the future.


[bar chart data]:

MATURITY BREAKDOWN (%)

             As of 1/31/03   As of 1/31/02

0-5 years           4.8          4.5
5-7 years           5.3          2.1
7-10 years         11.0         12.2
10-15 years        23.4         23.4
15-20 years        29.7         24.9
20-25 years         8.2          9.4
25 years and over  16.3         20.2
Cash equivalents    1.3          3.3

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

[pie chart data]:

QUALITY BREAKDOWN as of 1/31/03 (%)

AAA:               59.1
AA:                20.6
A:                  6.2
BBB:                8.7
BB:                 1.3
Non-rated:          2.8
Cash equivalents:   1.3

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

INVESTMENT PORTFOLIO

January 31, 2003

MUNICIPAL BONDS - 98.3%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 16.2%
EDUCATION - 14.5%
State College Building Authority,
   Series 1999 A:
     (a) 05/01/18              $7,760,000  $  3,764,531
     (a) 05/01/23               6,000,000     2,164,020
State Development Finance Agency:
   Boston University,
   Series 1999 P,
     6.000% 05/15/59            1,000,000     1,069,780
   College of Pharmacy & Allied
   Health Services:
   Series 1999 B,
     6.625% 07/01/20              765,000       811,336
   Series 2003,
     5.750% 07/01/33            1,000,000       965,170
   Western New England College,
   Series 2002,
     5.875% 12/01/22              905,000       895,516
State Health & Educational
   Facilities Authority:
   Brandeis University,
   Series 1998 I,
     4.750% 10/01/28            7,000,000     6,852,160
   Harvard University,
   Series 1991 N,
     6.250% 04/01/20            2,450,000     2,965,358
   Learning Center for Deaf
   Children, Series 1999 C,
     6.100% 07/01/19            1,000,000       975,160
   Massachusetts Institute of
   Technology, Series 2002 K,
     5.375% 07/01/17            2,250,000     2,512,935
   Tufts University,
   Series 2002 J:
     5.500% 08/15/16            1,250,000     1,415,100
     5.500% 08/15/18            1,000,000     1,127,680
   University of Massachusetts:
   Series 2000 A,
     5.850% 10/01/20            2,000,000     2,219,380
   Series 2002 C,
     5.500% 10/01/16              500,000       552,430
State Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.750% 09/01/18            1,000,000     1,010,340
   Concord Academy,
   Series 1997,
     5.500% 09/01/27            1,250,000     1,251,988



                                      PAR         VALUE
-------------------------------------------------------
   St. John's High School,
   Series 1998,
     5.700% 06/01/18           $1,000,000  $  1,022,740
   Tabor Academy,
   Series 1998,
     5.400% 12/01/18            1,000,000     1,009,580
                                           ------------
                                             32,585,204
                                           ------------
STUDENT LOANS - 1.7%
New England Educational
   Loan Marketing Corp.,
   Student Loan,
   Series 1993 A,
     5.700% 07/01/05            2,000,000     2,173,200
State Educational Financing
   Authority, Series 2002 E,
     5.000% 01/01/13            1,500,000     1,571,370
                                           ------------
                                              3,744,570
                                           ------------
-------------------------------------------------------
HEALTH CARE - 17.0%
CONGREGATE CARE RETIREMENT - 1.8%
Boston Industrial Development
   Financing Authority:
   Crosstown Center Hotel LLC,
   Series 2002,
     6.500% 09/01/35            2,000,000     1,945,840
   Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/18            1,200,000     1,153,968
State Development Finance Agency,
   Loomis Communities Project,
   Series 2002 A,
     6.900% 03/01/32            1,000,000     1,009,770
                                           ------------
                                              4,109,578
                                           ------------
HEALTH SERVICES - 0.7%
State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999,
     5.750% 02/01/29            1,750,000     1,609,912
                                           ------------

HOSPITALS - 11.9%
State Development Finance Agency,
   Massachusetts Biomedical Research Corp.,
   Series 2000 C,
     6.250% 08/01/20            1,000,000     1,058,690
State Health & Educational
   Facilities Authority:
   Berkshire Health System,
   Series 1994 C,
     6.000% 10/01/20            1,000,000     1,000,960


See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTH CARE (CONTINUED)
   Cape Cod Health Care:
   Series 1998 B,
     5.450% 11/15/23           $2,000,000  $  1,877,100
   Series 2001 C,
     5.250% 11/15/17            2,000,000     2,078,380
   Covenant Health System,
   Series 2002,
     6.000% 07/01/31            1,000,000     1,021,630
   Dana-Farber Cancer Institute,
   Series 1995 G1,
     5.500% 12/01/27            5,000,000     4,979,450
   Milford-Whitinsville
   Regional Hospital:
   Series 1998 C,
     5.375% 07/15/28              500,000       440,845
   Series 2002 D,
     6.350% 07/15/32            1,000,000     1,008,930
   Partners Healthcare System,
   Series 2001 C,
     5.750% 07/01/32            1,000,000     1,039,740
   South Shore Hospital,
   Series 1999 F:
     5.625% 07/01/19            2,015,000     2,042,525
     5.750% 07/01/29            1,000,000     1,001,260
   Winchester Hospital,
   Series 2000 E,
     6.750% 07/01/30            1,000,000     1,034,910
   Youville House Project,
   Series 1997,
     5.950% 02/15/17              500,000       577,015
State Industrial Finance Agency,
   Massachusetts Biomedical
   Research Corp.,
   Series 1989 A2:
     (a) 08/01/08               2,000,000     1,668,700
     (a) 08/01/10               8,000,000     5,925,360
                                           ------------
                                             26,755,495
                                           ------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency,
   New England Center for Children,
   Series 1998,
     5.875% 11/01/18              950,000       841,558
                                           ------------

NURSING HOMES - 2.2%
State Industrial Finance Agency:
   Chelsea Jewish Nursing Home,
   Series 1997 A,
     6.500% 08/01/37              960,000     1,046,870



                                      PAR         VALUE
-------------------------------------------------------
   GF/Massachusetts, Inc.,
   Series 1994,
     8.300% 07/01/23           $2,275,000   $ 2,320,113
   Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27            1,370,000     1,194,448
   Series 2000 B,
     10.250% 06/01/27             295,000       274,368
                                           ------------
                                              4,835,799
                                           ------------
-------------------------------------------------------
HOUSING - 2.7%
MULTI-FAMILY - 2.1%
Boston Mount Pleasant Housing
   Development Corp.,
   Series 1992 A,
     6.750% 08/01/23            1,505,000     1,535,852
State Housing Finance Agency,
   Series 1992 C,
     6.875% 11/15/11            3,000,000     3,065,250
                                           ------------
                                              4,601,102
                                           ------------
SINGLE FAMILY - 0.6%
State Housing Finance Agency,
   Series 1997 57,
     5.600% 06/01/30            1,360,000     1,379,122
                                           ------------
-------------------------------------------------------
OTHER - 9.2%
OTHER - 1.6%
State Development Finance Agency:
   WGBH Educational Foundation,
   Series 2002 A,
     5.750% 01/01/42            2,000,000     2,296,820
   Worcester Redevelopment
   Authority,
   Series 1999,
     6.000% 06/01/24            1,300,000     1,365,000
                                           ------------
                                              3,661,820
                                           ------------
REFUNDED/ESCROWED (B) - 7.6%
Rail Connections, Inc.,
   Rte. 128 Parking Garage,
   Series 1999 A,
     6.000% 07/01/14              500,000       594,400
State:
   Series 1990 B,
     7.000% 07/01/09            4,385,000     5,292,695
   Series 1992 B,
     6.500% 08/01/08            1,000,000     1,194,140
State Health & Educational
   Facilities Authority,
   CIL Realty of Massachusetts,
   Series 1993,
     8.100% 07/01/18              265,000       277,643


See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (B) (CONTINUED)
State Industrial Finance Agency,
   Belmont Home Care,
   Series 1995 A,
     9.270% 01/01/25           $1,915,000  $  2,226,819
State Turnpike Authority,
   Series 1993 A,
     5.000% 01/01/20            7,000,000     7,460,530
                                           ------------
                                             17,046,227
                                           ------------
-------------------------------------------------------
OTHER REVENUE - 0.4%
RECREATION - 0.4%
State Development Finance Agency,
   YMCA of Greater Boston,
   Series 1998,
     5.450% 11/01/28            1,000,000       975,590
                                           ------------
-------------------------------------------------------
RESOURCE RECOVERY - 1.0%
DISPOSAL - 0.4%
State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05              920,000       963,452
                                           ------------

Resource Recovery - 0.6%
State Development Finance Agency,
   Ogden Haverhill Project,
   Series 1998 B,
     5.500% 12/01/19            1,000,000       893,770
State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.600% 12/01/19              500,000       454,305
                                           ------------
                                              1,348,075
                                           ------------
-------------------------------------------------------
TAX-BACKED - 20.3%
LOCAL GENERAL OBLIGATIONS - 2.8%
Belchertown,
   Series 2002,
     5.000% 01/15/14            1,665,000     1,803,561
New Bedford,
   Series 2001,
     5.500% 05/01/16            2,955,000     3,284,985
Southern Berkshire Regional
   School District,
   Series 1992,
     7.000% 04/15/11               35,000        35,425
Springfield,
   Series 2001,
     5.500% 08/01/15            1,000,000     1,119,700
                                           ------------
                                              6,243,671
                                           ------------



                                      PAR         VALUE
-------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 2.9%
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority Revenue:
   Series 1993 W,
     5.500% 07/01/09           $  660,000  $    753,159
   Series 2002 E:
     5.500% 07/01/14            2,000,000     2,284,580
     5.500% 07/01/18            1,000,000     1,140,280
     5.500% 07/01/21            1,670,000     1,879,769
PR Commonwealth of Puerto Rico
   Public Buildings Authority,
   Government Facilities,
   Series 2002 C,
     5.500% 07/01/14              500,000       554,620
                                           ------------
                                              6,612,408
                                           ------------
STATE APPROPRIATED - 2.3%
Massachusetts Bay Transportation
   Authority:
   Series 1988,
     7.750% 01/15/06              150,000       166,209
   Series 2002 A,
     5.250% 07/01/21            1,000,000     1,046,850
   Series 2003 A,
     5.250% 07/01/12            2,000,000     2,214,340
PR Commonwealth of Puerto Rico
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/15            1,000,000     1,128,610
   Series 2002 E,
     6.000% 08/01/26              600,000       691,656
                                           ------------
                                              5,247,665
                                           ------------
STATE GENERAL OBLIGATIONS - 12.3%
Massachusetts Bay Transportation
   Authority:
   Series 1991 A,
     7.000% 03/01/21            1,500,000     1,908,990
   Series 1992 B,
     6.200% 03/01/16            3,700,000     4,426,495
   Series 1994 A:
     7.000% 03/01/10            5,000,000     6,092,800
     7.000% 03/01/11            2,000,000     2,460,080
     7.000% 03/01/14            1,250,000     1,567,688
State College Building Authority,
   Series 1994 A,
     7.500% 05/01/14            1,825,000     2,357,845
State General Obligation,
   Consolidated Loan:
   Series 2001 D,
     5.500% 11/01/15            1,000,000     1,126,200
   Series 2002 E,
     5.250% 01/01/20            2,000,000     2,110,660

See notes to investment portfolio.

January 31, 2003

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
PR Commonwealth of Puerto Rico:
   Series 1998,
     5.250% 07/01/18           $1,000,000  $  1,078,070
   Series 2001,
     5.500% 07/01/16            1,750,000     1,998,885
   Public Finance Corp.,
   Series 1998 A,
     5.375% 06/01/19            2,190,000     2,458,582
                                           ------------
                                             27,586,295
                                           ------------
-------------------------------------------------------
TRANSPORTATION - 8.7%
AIR TRANSPORTATION - 1.6%
State Port Authority:
   Delta Airlines, Inc.,
   Series 2001 A,
     5.500% 01/01/15            1,985,000     2,081,808
   US Airways, Inc.,
   Series 1999,
     6.000% 09/01/21 (c)        1,500,000     1,559,100
                                           ------------
                                              3,640,908
                                           ------------
AIRPORTS - 2.0%
State Port Authority,
   Series 1999:
     9.940% 07/01/29 (d)        1,500,000     1,704,165
     10.440% 07/01/29 (d)       2,500,000     2,851,250
                                           ------------
                                              4,555,415
                                           ------------
TOLL FACILITIES - 4.1%
State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34            5,500,000     5,267,845
     5.000% 01/01/39            4,000,000     3,947,240
                                           ------------
                                              9,215,085
                                           ------------
TRANSPORTATION - 1.0%
State, Series 1998 B,
     (a) 06/15/12               3,145,000     2,130,486
                                           ------------
-------------------------------------------------------
UTILITY - 22.8%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico
   Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000,
     6.625% 06/01/26              650,000       669,825
                                           ------------



                                      PAR         VALUE
-------------------------------------------------------
JOINT POWER AUTHORITY - 2.6%
State Municipal Wholesale Electric Co.:
   Nuclear Project 3-A,
   Series 2001,
     5.250% 07/01/13           $1,180,000  $  1,293,764
   Nuclear Project 6-A,
   Series 2001,
     5.250% 07/01/14            2,000,000     2,174,020
   Series 1994 A, IFRN,
     8.808% 07/01/16 (d)        2,000,000     2,274,600
                                           ------------
                                              5,742,384
                                           ------------
MUNICIPAL ELECTRIC - 1.2%
State Development Finance Agency,
   Devens Electric System,
   Series 2001,
     6.000% 12/01/30            1,000,000     1,015,690
PR Commonwealth of Puerto Rico,
   Electric Power Authority,
   Series 1995 Y,
     7.000% 07/01/07            1,500,000     1,793,745
                                           ------------
                                              2,809,435
                                           ------------
WATER & SEWER - 18.7%
Boston Water & Sewer
   Commission:
   Series 1992 A,
     5.750% 11/01/13            1,000,000     1,136,220
   Series 1993 A,
     5.250% 11/01/19            4,750,000     5,171,515
State Water Pollution
   Abatement Trust:
   MWRA Program:
   Series 1999 A,
     6.000% 08/01/17            2,445,000     2,890,014
   Series 2002 A,
     5.250% 08/01/18            2,000,000     2,135,640
   New Bedford Project,
   Series 1996 A,
     6.000% 02/01/06              220,000       246,292
   Pool Project:
   Series 1999 5,
     5.500% 08/01/14            1,085,000     1,189,648
   Series 2001 7:
     5.250% 08/01/12            1,000,000     1,104,330
     5.250% 02/01/14            2,000,000     2,174,000
   Series 2002 8,
     5.000% 08/01/17            1,000,000     1,050,140
State Water Resources Authority:
   Series 1992 A:
     6.500% 07/15/09            2,000,000     2,381,760
     6.500% 07/15/19            5,100,000     6,276,672


See notes to investment portfolio.

January 31, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
   Series 1993 C,
     5.250% 12/01/15           $3,750,000  $  4,133,400
   Series 1995 B,
     6.250% 12/01/13            5,000,000     5,992,600
   Series 1998 B,
     4.500% 08/01/22            2,500,000     2,390,450
   Series 2002 J:
     5.250% 08/01/19            1,000,000     1,092,810
     5.500% 08/01/21            2,500,000     2,778,250
                                           ------------
                                             42,143,741
                                           ------------

TOTAL MUNICIPAL BONDS
   (cost of $203,511,955)                   221,054,822
                                           ------------

SHORT-TERM OBLIGATIONS - 1.3%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 1.3%
AZ Phoenix Industrial Development
   Authority, Valley
   of the Sun YMCA,
   Series 2001,
     1.350% 01/01/31              200,000       200,000
IA State Higher Education
   Loan Authority,
   American Institute of Business,
   Series 1998,
     1.250% 11/01/13              510,000       510,000
IL Quad Cities Regional Economic
   Development Authority,
   Two Rivers YMCA,
   Series 2002,
     1.350% 12/01/31              400,000       400,000
IN Health Facility Financing
   Authority, Pathfinder
   Services, Inc., Series 1996,
     1.150% 11/01/19              100,000       100,000
KS State Development Authority,
   Hays Medical Center,
   Series 2000 N,
     1.350% 05/15/26              100,000       100,000
MI Farmington Hills Hospital
   Finance Authority,
   Botsford General Hospital,
   Series 1991 B,
     1.350% 02/15/16              400,000       400,000
MI State Strategic Fund Limited
   Obligation, Detroit Symphony,
   Series 2001 A,
     1.300% 06/01/31              300,000       300,000


                                      PAR         VALUE
-------------------------------------------------------
NY New York,
   Series 1993 A-4,
     1.350% 08/01/22           $1,000,000  $  1,000,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,010,000)                       3,010,000
                                           ------------

TOTAL INVESTMENTS - 99.6%
   (cost of $206,521,955)(f)                224,064,822
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.4%          898,314
-------------------------------------------------------
NET ASSETS - 100.0%                        $224,963,136
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------
(a) Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) As of January 31, 2003, the Fund held a security of US Airways, Inc. that has filed for bankruptcy protection under Chapter 11. Income is being fully accrued as this instrument is collateralized by certain lease obligations.

(d) Interest rates on variable rate securities change periodically. The rate listed is as of January 31, 2003.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2003.

(f) Cost for federal income tax purposes is $206,133,880.

           ACRONYM                    NAME
           -------                    ----
            IFRN           Inverse Floating Rate Note


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

ASSETS:
Investments, at cost                       $206,521,955
                                           ------------
Investments, at value                      $224,064,822
Cash                                             36,790
Receivable for:
   Fund shares sold                             166,595
   Interest                                   2,357,469
Deferred Trustees' compensation plan              5,493
                                           ------------
     Total Assets                           226,631,169
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                        965,969
   Fund shares repurchased                      199,384
   Distributions                                334,291
   Management fee                                95,338
   Transfer agent fee                            27,959
   Pricing and bookkeeping fees                   8,039
   Trustees' fee                                    274
   Audit fee                                     25,500
Deferred Trustees' fee                            5,493
Other liabilities                                 5,786
                                           ------------
     Total Liabilities                        1,668,033
                                           ------------
NET ASSETS                                 $224,963,136
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $206,755,116
Undistributed net investment income             437,800
Accumulated net realized gain                   227,353
Net unrealized appreciation on investments   17,542,867
                                           ------------
NET ASSETS                                 $224,963,136
                                           ============
CLASS A:
Net assets                                 $170,511,604
Shares outstanding                           21,144,033
                                           ------------
Net asset value per share                  $       8.06(a)
                                           ============
Maximum offering price per share
   ($8.06/0.9525)                          $       8.46(b)
                                           ============
Class B:
Net assets                                 $ 43,052,101
Shares outstanding                            5,338,954
                                           ------------
Net asset value and offering
  price per share                          $       8.06(a)
                                           ============
Class C:
Net assets                                 $ 11,399,431
Shares outstanding                            1,414,198
                                           ------------
Net asset value and offering
  price per share                          $       8.06(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Year Ended January 31, 2003


INVESTMENT INCOME:
Interest                                    $11,779,450
                                            -----------

EXPENSES:
Management fee                                1,106,021
Distribution fee:
   Class B                                      307,682
   Class C                                       65,240
Service fee                                     435,144
Pricing and bookkeeping fees                    109,161
Transfer agent fee                              317,283
Trustees' fee                                    14,511
Custody fee                                       9,041
Other expenses                                   84,555
                                            -----------
   Total Expenses                             2,448,638
Fees waived by Distributor - Class C            (26,148)
Custody earnings credit                             (66)
                                            -----------
   Net Expenses                               2,422,424
                                            -----------
Net Investment Income                         9,357,026
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                1,896,427
   Futures contracts                           (772,171)
                                            -----------
     Net realized gain                        1,124,256
                                            -----------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                5,357,063
   Futures contracts                             12,827
                                            -----------
     Net change in unrealized
       appreciation/depreciation              5,369,890
                                            -----------
Net Gain                                      6,494,146
                                            -----------

Net Increase in Net Assets
   from Operations                          $15,851,172
                                            -----------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE)             YEAR ENDED JANUARY 31,
                                ----------------------
IN NET ASSETS:                     2003        2002
--------------------------------------------------------

OPERATIONS:
Net investment income         $ 9,357,026   $ 10,067,959
Net realized gain on
   investments and futures
   contracts                    1,124,256        270,081
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            5,369,890        546,184
                             ------------   ------------
Net Increase from Operations   15,851,172     10,884,224
                             ------------   ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (7,661,298)    (7,529,720)
   Class B                     (1,517,168)    (1,673,467)
   Class C                       (342,675)      (159,512)
From net realized gains:
   Class A                       (375,665)      (863,317)
   Class B                        (93,823)      (191,871)
   Class C                        (23,300)       (18,289)
                             ------------   ------------
Total Distributions Declared
   to Shareholders            (10,013,929)   (10,436,176)
                             ------------   ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               21,509,939     37,339,989
   Distributions reinvested     4,481,971      4,731,031
   Redemptions                (29,313,434)   (25,144,007)
                             ------------   ------------
      Net Increase (Decrease)  (3,321,524)    16,927,013
                             ------------   ------------
Class B:
   Subscriptions               11,218,183     10,707,612
   Distributions reinvested     1,024,007      1,223,203
   Redemptions                 (9,294,616)   (17,117,918)
                             ------------   ------------
      Net Increase (Decrease)   2,947,574     (5,187,103)
                             ------------   ------------
Class C:
   Subscriptions               11,503,348      2,608,730
   Distributions reinvested       130,850         76,057
   Redemptions                 (5,229,475)      (459,044)
                             ------------   ------------
      Net Increase              6,404,723      2,225,743
                             ------------   ------------
Net Increase from Share
   Transactions                 6,030,773     13,965,653
                             ------------   ------------
Total Increase in Net Assets   11,868,016     14,413,701

NET ASSETS:
Beginning of period           213,095,120    198,681,419
                             ------------   ------------

End of period (including
   undistributed net
   investment income of
   $437,800 and $581,112,
   respectively)             $224,963,136   $213,095,120
                             ============   ============





                               YEAR ENDED JANUARY 31,
                               ----------------------
                                  2003        2002
--------------------------------------------------------


CHANGES IN SHARES:
Class A:
   Subscriptions                2,693,808      4,738,642
   Issued for distributions
     reinvested                   561,135        602,980
   Redemptions                 (3,684,826)    (3,196,530)
                             ------------   ------------
      Net Increase (Decrease)    (429,883)     2,145,092
                             ------------   ------------

Class B:
   Subscriptions                1,405,242      1,359,234
   Issued for distributions
     reinvested                   128,155        155,606
   Redemptions                 (1,165,559)    (2,170,296)
                             ------------   ------------
      Net Increase (Decrease)     367,838       (655,456)
                             ------------   ------------

Class C:
   Subscriptions                1,436,135        330,561
   Issued for distributions
     reinvested                    16,344          9,668
   Redemptions                   (650,030)       (58,912)
                             ------------   ------------
      Net Increase                802,449        281,317
                             ------------   ------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003



Note 1. Accounting Policies

ORGANIZATION:
Liberty Massachusetts Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

January 31, 2003


INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, current year distribution payable and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

      UNDISTRIBUTED     ACCUMULATED
     NET INVESTMENT    NET REALIZED      PAID-IN
         INCOME            GAIN          CAPITAL
         ------            ----          -------
         $20,803         $(20,809)         $6

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                    2003           2002
                                    ----           ----
   Distributions paid from:
    Tax-exempt income        $ 9,427,876    $ 9,362,699
    Ordinary income               93,265        488,150
    Long-term
      capital gains              492,788        585,327
                             -----------    -----------
                             $10,013,929    $10,436,176
                             ===========    ===========

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

   UNDISTRIBUTED      UNDISTRIBUTED
    TAX-EXEMPT          LONG-TERM        UNREALIZED
      INCOME          CAPITAL GAINS     APPRECIATION
      ------          -------------     ------------
     $395,198          $1,059,195        $17,930,942


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
      ------------------------   ---------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

For the year ended January 31, 2003, the management fee rate was 0.50%.

Prior to November 4, 2002, the monthly management fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund, Liberty New York Tax-Exempt Fund and Liberty Ohio Tax-Exempt Fund at the same annual fee rates as described above.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended January 31, 2003, the net asset based fee rate was 0.035%. The Fund also pays out-of-pocket costs for pricing services.

January 31, 2003


TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $43,534 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $16,595, $56,376 and $6,568 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2003, the Fund's service fee rate was 0.20%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $66 of custody fees were reduced by balance credits during the year ended January 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the year ended January 31, 2003, purchases and sales of investments, other than short-term obligations, were $34,539,739 and $28,605,256, respectively.

Unrealized appreciation (depreciation) at January 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $18,691,629
     Gross unrealized depreciation           (760,687)
                                          -----------
       Net unrealized appreciation        $17,930,942
                                          -----------

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

January 31, 2003


The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of January 31, 2003, the Fund had no open futures contracts.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended January 31, 2003, the Fund had no borrowings under the agreement.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:




                                                                       YEAR ENDED JANUARY 31,
                                            ---------------------------------------------------------------------------
CLASS A SHARES                                2003             2002              2001            2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $   7.85         $   7.83         $   7.18         $   8.06         $   8.10
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.35(a)          0.40(a)(b)       0.37(c)          0.37(c)          0.38
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.23             0.03(b)          0.70            (0.84)            0.10
                                           --------         --------         --------         --------         --------
   Total from Investment Operations            0.58             0.43             1.07            (0.47)            0.48
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.35)           (0.37)           (0.38)           (0.37)           (0.38)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.04)           (0.04)              --(d)         (0.13)
In excess of net realized gains                  --               --               --            (0.04)              --(d)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared
     to Shareholders                          (0.37)           (0.41)           (0.42)           (0.41)           (0.52)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $  8.06         $   7.85         $   7.83         $   7.18         $   8.06
                                           ========         ========         ========         ========         ========
Total return (e)                              7.59%            5.62%(f)        15.30%(f)        (5.96)%(f)        6.25%
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                  0.94%            0.92%            0.93%            0.93%            0.91%
Net investment income (g)                     4.39%            5.05%(b)         4.94%            4.81%            4.69%
Waiver/reimbursement                            --%            0.05%            0.03%            0.02%              --%
Portfolio turnover rate                         13%               8%              18%              16%              21%
Net assets, end of period (000's)          $170,512         $169,284         $152,057         $142,790         $180,628

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:



                                                                    YEAR ENDED JANUARY 31,
                                           ----------------------------------------------------------------------------
CLASS B SHARES                               2003             2002              2001            2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $   7.85         $   7.83         $   7.18         $   8.06         $   8.10
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.29(a)          0.34(a)(b)       0.31(c)          0.31(c)          0.32
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.23             0.03(b)          0.70            (0.84)            0.10
                                           --------         --------         --------         --------         --------
   Total from Investment Operations            0.52             0.37             1.01            (0.53)            0.42
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.29)           (0.31)           (0.32)           (0.31)           (0.32)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.04)           (0.04)              --(d)         (0.10)
In excess of net realized gains                  --               --               --            (0.04)           (0.03)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared
     to Shareholders                          (0.31)           (0.35)           (0.36)           (0.35)           (0.46)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                             $ 8.06           $ 7.85           $ 7.83           $ 7.18           $ 8.06
                                           ========         ========         ========         ========         ========
Total return (e)                              6.79%            4.86%(f)        14.45%(f)       (6.67)%(f)         5.44%
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                  1.69%            1.67%            1.68%            1.68%            1.66%
Net investment income (g)                     3.64%            4.30%(b)         4.19%            4.06%            3.94%
Waiver/reimbursement                            --%            0.05%            0.03%            0.02%              --%
Portfolio turnover rate                         13%               8%              18%              16%              21%
Net assets, end of period (000's)          $ 43,052         $ 39,009         $ 44,038         $ 50,110         $ 59,789

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:




                                                                    YEAR ENDED JANUARY 31,
                                           ----------------------------------------------------------------------------
CLASS C SHARES                               2003             2002              2001            2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $   7.85         $   7.83         $   7.18         $   8.06         $   8.10
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.31(a)          0.36(a)(b)       0.34(c)          0.33(c)          0.35
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.24             0.04(b)          0.70            (0.84)            0.10
                                           --------         --------         --------         --------         --------
   Total from Investment Operations            0.55             0.40             1.04            (0.51)            0.45
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.32)           (0.34)           (0.35)           (0.33)           (0.35)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.02)           (0.04)           (0.04)              --(d)         (0.13)
In excess of net realized gains                  --               --               --            (0.04)              --(d)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared
     to Shareholders                          (0.34)           (0.38)           (0.39)           (0.37)           (0.49)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                           $   8.06         $   7.85         $   7.83         $   7.18         $   8.06
                                           ========         ========         ========         ========         ========
Total return (e)(f)                           7.11%            5.17%           14.79%          (6.38)%            5.76%
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                  1.39%            1.37%            1.38%            1.38%            1.36%
Net investment income (g)                     3.94%            4.60%(b)         4.49%            4.36%            4.24%
Waiver/reimbursement                          0.30%            0.35%            0.33%            0.32%            0.30%
Portfolio turnover rate                         13%               8%              18%              16%              21%
Net assets, end of period (000's)          $ 11,399         $  4,802         $  2,586         $  1,189         $    698

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY MASSACHUSETTS TAX-EXEMPT FUND:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty Massachusetts Tax-Exempt Fund (the "Fund"), one of the series of Liberty Funds Trust V, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Massachusetts Tax-Exempt Fund, one of the series of Liberty Funds Trust V, at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 14, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:
-------------------------------
For the fiscal year ended January 31, 2003, the Fund designated long-term capital gains of $1,551,983.

99.02% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.



                                         Year first                                        Number of
                                         elected or                                   portfolios in fund   Other
                           Position with  appointed       Principal occupation(s)      complex overseen directorships
Name, address and age      Liberty Funds1 to office       during past five years          by trustee        held
---------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of     103           None
c/o Liberty Funds Group LLC                          United Airlines since December 2002
One Financial Center                                 (formerly President of UAL Loyalty
Boston, MA 02111                                     Services and Executive Vice President
                                                     of United Airlines (airline) from
                                                     September 2001 to December 2002;
                                                     (formerly Executive Vice President
                                                     from July 1999 to September 2001);
                                                     Chief Financial Officer of United
                                                     Airlines since July 1999; Senior Vice
                                                     President and Chief Financial Officer
                                                     of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate       103           None
c/o Liberty Funds Group LLC                          Development and Administration, General
One Financial Center                                 Counsel and Secretary, Kellogg Company
Boston, MA 02111                                     (food manufacturer), since September
                                                     1999; Senior Vice President, Secretary
                                                     and General Counsel, Sara Lee Corporation
                                                     (branded, packaged, consumer-products
                                                     manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly    105***        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer,
One Financial Center                                 U.S. Plywood Corporation (building
Boston, MA 02111                                     products manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly    103           None
c/o Liberty Funds Group LLC                          Executive Vice President and Director
One Financial Center                                 of Itek Corporation (electronics)
Boston, MA 02111                                     from 1975 to 1981)

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of    118*          None
c/o Liberty Funds Group LLC                          Washington, since January 1976; Ford
One Financial Center                                 and Louisa Van Voorhis Professor of
Boston, MA 02111                                     Political Economy, University of
                                                     Washington, since September 1993;
                                                     Director, Institute for Economic
                                                     Research, University of Washington,
                                                     since September 2001; Adjunct Professor
                                                     of Statistics, University of Washington,
                                                     since September 1980; Associate Editor,
                                                     Journal of Money Credit and Banking,
                                                     since September, 1993; Trustee, Columbia
                                                     Funds since July 2002; consultant on
                                                     economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of      105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          Faculties since August 1999, Boston            (athletic footwear) and
One Financial Center                                 College (formerly Dean, Boston College        SkillSoft Corp. (e-learning)
Boston, MA 02111                                     School of Management from September
                                                     1977 to September 1999)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999           103           None
c/o Liberty Funds Group LLC                          (formerly Professor of Finance from
One Financial Center                                 1975 to 1999 and Dean from 1977 to 1991,
Boston, MA 02111                                     College of Business, Boise State
                                                     University); Chartered Financial Analyst


1 In December 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Fund board.



TRUSTEES (CONTINUED)

                                         Year first                                        Number of
                                         elected or                                   portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)      complex overseen  directorships
Name, address and age       Liberty Funds to office       during past five years          by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair         103  Xerox Corporation (business
c/o Liberty Funds Group LLC                          Capital Partners (private equity             products and services), Anixter
One Financial Center                                 investing) since September 1994              International (network support
Boston, MA 02111                                     (formerly Chief Executive Officer             equipment distributor), Jones
                                                     and Chairman of the Board of Directors,        Lang LaSalle (real estate
                                                     Continental Bank Corporation)                   management services) and
                                                                                                    MONY Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational        103   Chairman of the Board of
c/o Liberty Funds Group LLC                          systems needs (formerly General               Directors, Enesco Group, Inc.
One Financial Center                                 Manager, Global Education Industry             (designer, importer and
Boston, MA 02111                                     from 1994 to 1997, and President,             distributor of giftware and
                                                     Applications Solutions Division                      collectibles)
                                                     from 1991 to 1994, IBM Corporation
                                                     (global education and global
                                                     applications))

INTERESTED TRUSTEES
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity     105***   Lee Enterprises
c/o Liberty Funds Group LLC                          Partners (private equity fund) since          (print and online media),
One Financial Center                                 February 1999 (formerly Founding Partner,        WR Hambrecht + Co.
Boston, MA 02111                                     Development Capital LLC from November        (financial service provider),
                                                     1996 to February 1999; Dean and Professor,   First Health (health care) and
                                                     College of Business and Management,          Systech Retail Systems (retail
                                                     University of Maryland from October 1992      industry technology provider)
                                                     to November 1996)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia      103          None
One Financial Center            and                  Management Group, Inc. (Columbia
Boston, MA 02111              Chairman               Management Group) since November 2001;
                               of the                formerly Chief Operations Officer of
                                Board                Mutual Funds, Liberty Financial Companies,
                                                     Inc. from August 2000 to November 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and
                                                     Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice
                                                     President and Chief Administrative Officer
                                                     of Liberty Funds Group LLC (LFG) since
                                                     April 1999; Director of Stein Roe since
                                                     September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October 2000; Vice President of
                                                     Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from December
                                                     1993 to March 1999)

* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS
                                        Year first
                                        elected or
                         Position with   appointed
Name, address and age     Liberty Funds  to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo (age 49)  President     2002       Chief Operating Officer of Columbia Management Group, Inc. (Columbia Management
One Financial Center                                 Group) since November 2001; formerly Chief Operations Officer of Mutual Funds,
Boston, MA 02111                                     Liberty Financial Companies, Inc. from August 2000 to November 2001; Executive
                                                     Vice President of Stein Roe & Farnham, Incorporated (Stein Roe) since April
                                                     1999; Executive Vice President and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President and Chief Administrative
                                                     Officer of Liberty Funds Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman of the Board of Stein Roe Mutual
                                                     Funds since October 2000; Manager of Stein Roe Floating Rate Limited Liability
                                                     Company since October 2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds from April 1999 to August 2000;
                                                     Chief Operating Officer and Chief Compliance Officer, Putnam Mutual Funds from
                                                     December 1993 to March 1999)

Vicki L. Benjamin (age 41)   Chief        2001       Controller of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center       Accounting                May 2002; Chief Accounting Officer of Liberty Funds, Stein Roe Funds and
Boston, MA 02111            Officer                  Liberty All-Star Funds since  June 2001; Controller and Chief Accounting
                                                     Officer of Galaxy Funds since September 2002; Vice President of Liberty Funds since April 2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May 1998, Coopers &
                                                     Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer    2000      Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                 (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                     February 1998 to October 2000); Treasurer of Stein Roe Funds since February
                                                     2001 (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy
                                                     Funds since September 2002; Senior Vice President of Liberty Funds since
                                                     January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                     President of Colonial Management Associates, Inc. from February 1998 to
                                                     October 2000; Senior Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57) Secretary     2002       Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                 February 2002; General Counsel of Columbia Management Group since December
Boston, MA 02111                                     2001; Senior Vice President since November 1996, Assistant General Counsel of
                                                     Fleet National Bank since September 2002 (formerly Senior Vice President and
                                                     Group Senior Counsel of Fleet National Bank from November 1996 to September
                                                     2002)

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Massachusetts Tax-Exempt Fund

Liberty Massachusetts Tax-Exempt Fund  Annual Report, January 31, 2003

[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                                  Holliston, MA
                                  Permit NO. 20


                                                775-02/739M-0103 (03/03) 03/0561